Commitments and Contingencies (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) subsidiary	Dec. 31, 2024 EUR (€) subsidiary
Commitments and Contingencies
Litigation guarantee	$ 121	€ 81
Number of subsidiaries	2	2
Maximum percentage of share capital of subsidiaries	10.00%